Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2: Summary of Significant Accounting Policies
a) Basis of Presentation
The Company maintains its accounting records on the accrual basis of accounting and its Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Consolidated Financial Statements are presented in U.S. dollars.
b) Principles of Consolidation
The accompanying Consolidated Financial Statements include the accounts of the Company and its consolidated subsidiaries, which include voting interest entities (“VOEs”) in which the Company has determined it has a controlling financial interest in accordance with the provisions of Accounting Standards Codification ("ASC") 810, Consolidations. The equity attributable to the non-controlling interests is shown separately in the accompanying consolidated balance sheets. All significant intercompany accounts and transactions have been eliminated in consolidation. When applying principles of consolidation, management will identify whether an investee entity is a variable interest entity (“VIE”) or a VOE. For VOEs, the interest holder with control through majority ownership and majority voting rights consolidates the entity. The Company has determined that it does not have any material interests in VIEs.
Entities in which the Company has significant influence over the entity’s financial and operating policies, but does not control, are accounted for using the equity method. The Consolidated Financial Statements include the Company’s share of the income and expenses and equity movements of investees accounted for under the equity method, after adjustments to align the accounting policies with those of the Company, from the date that significant influence or joint control commences until the date that significant influence ceases. When the Company’s share of losses exceeds its interest in an investee accounted for under the equity method, the carrying amount of that interest (including any long-term loans) is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Company has an obligation to make or has made payments on behalf of the investee.
Investments in which the Company does not exert significant influence are accounted for at cost less any impairment in value. As of December 31, 2018 and 2017, the Company had investments classified under the equity method of accounting of $8.7 million and $7.9 million, respectively.
The Company also holds investments in privately-held companies that are classified as equity securities which are not required to be consolidated. As of December 31, 2018 and 2017, investments in equity securities without readily determinable fair values had a carrying value of approximately $14.6 million and $5.3 million, respectively, in Other non-current assets on the consolidated balance sheets. The Company did not recognize any investment related impairment losses during the years ended December 31, 2018 and 2017, respectively.
c) Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions about future events that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to estimates and assumptions include, but are not limited to, the valuation of assets acquired and liabilities assumed in business combinations, including contingent consideration; the fair value of derivative instruments; the fair value of the Company’s defined benefit plan assets and obligations; the fair value of awards granted under stock-based compensation plans; valuation allowances for income taxes; self-insurance program liabilities; uncertain tax positions; probability of meeting performance conditions in share-based awards; impairment assessments related to goodwill, intangible assets and other long-lived assets and variable consideration subject to accelerated revenue recognition.
Although these estimates and assumptions are based on management’s judgment and best knowledge of current events and actions that the Company may undertake in the future, actual results may differ from those estimates. Estimates and underlying assumptions are evaluated on an ongoing basis and adjusted, as needed, using historical experience and other factors, including the current economic environment. Market factors, such as illiquid credit markets, volatile equity markets and foreign currency fluctuations can increase the uncertainty in such estimates and assumptions. The effects of such adjustments are reflected in the Consolidated Financial Statements in the periods in which they are determined.
d) Revenue Recognition
Under current revenue recognition, revenue is recognized upon transfer of control of promised services to clients in an amount that reflects the consideration the Company expects to receive in exchange for those services.
Under legacy revenue recognition, revenue is recognized when all of the following criteria is met: (1) persuasive evidence of an arrangement exists; (2) services have been rendered; (3) the amount is fixed or determinable; and (4) collectability is reasonably assured.
The Company enters into contracts and earns revenue from its Property, facilities and project management, Leasing, Capital markets and Valuation and other service lines. Revenue is recognized net of any taxes collected from customers.
A performance obligation is a promise in a contract to transfer a distinct service or a series of distinct services to the client and is the unit of account in Topic 606. A contract’s transaction price is allocated to each performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The Company allocates the contract’s transaction price to each performance obligation using the best estimate of the standalone selling price of each distinct service in the contract.
Nature of Services
Property, facilities and project management
Fees earned from the delivery of the Company’s Property, facilities and project management services are recognized over time when earned under the provisions of the related agreements and are generally based on a fixed recurring fee or a variable fee, which may be based on hours incurred, a percentage mark-up on actual costs incurred or a percentage of monthly gross receipts. The Company may also earn additional revenue based on certain qualitative and quantitative performance measures, which can be based on certain key performance indicators. This additional revenue is recognized over time when earned as the performance obligation is satisfied and the fees are not deemed probable of significant reversal in future periods. Under legacy revenue recognition, revenue is recognized when the obligation is completed, the fees are fixed and determinable and fees are deemed collectible.
When accounting for reimbursements of third-party expenses incurred on a client’s behalf, the Company determines whether it is acting as a principal or an agent in the arrangement. When the Company is acting as a principal, the Company’s revenue is reported on a gross basis and comprises the entire amount billed to the client and reported cost of services includes all expenses associated with the client. When the Company is acting as an agent, the Company’s fee is reported on a net basis as revenue for reimbursed amounts is netted against the related expenses. Within Topic 606, control of the service before transfer to the customer is the focal point of the principal versus agent assessments. The Company is a principal if it controls the services before they are transferred to the client. Under legacy revenue recognition, the assessment of being the primary obligor of the service is the focal point of the principal versus agent assessments. The presentation of revenues and expenses pursuant to these arrangements under either a gross or net basis has no impact on Fee revenue, net loss or cash flows.
Leasing and Capital markets
The Company records commission revenue on real estate leases and sales at the point in time when the performance obligation is satisfied, which is generally upon lease execution or transaction closing. Terms and conditions of a commission agreement may include, but are not limited to, execution of a signed lease agreement and future contingencies, including tenant’s occupancy, payment of a deposit or payment of first month’s rent (or a combination thereof). The adoption of Topic 606 resulted in an acceleration of some revenues that are based, in part, on future contingent events. For the revenues related to Leasing services, the Company’s performance obligation will typically be satisfied upon execution of a lease and the portion of the commission that is contingent on a future event will likely be recognized if deemed not subject to significant reversal, based on the Company’s estimates and judgments. The acceleration of the timing of revenue recognition also results in the acceleration of expense relating to the Company’s commission expense. Under legacy revenue recognition, we defer recognition of revenue and commissions contingent on future events until the respective contingencies have been satisfied.
Valuation and other services
Valuation and advisory fees are earned upon completion of the service, which is generally upon delivery of a preliminary or final appraisal report. Consulting fees are recognized when earned under the provisions of the client contracts, which is generally upon completion of services.
If the Company has multiple contracts with the same customer, the Company assesses whether the contracts are linked or are separate arrangements. The Company considers several factors in this assessment, including the timing of negotiation, interdependence with other contracts or elements and pricing and payment terms. The Company and its customers typically view each contract as a separate arrangement, as each service has standalone value, selling prices of the separate services exist and are negotiated independently and performance of the services is distinct.
e) Cost of Services
Cost of services includes commission expenses, employee costs and other third-party transaction-related costs incurred directly in connection with the generation of revenue.
f) Advertising Costs
Advertising costs are expensed as incurred. For the years ended December 31, 2018, 2017 and 2016, advertising costs of $52.7 million, $54.7 million and $48.2 million respectively, were included in Operating, administrative and other expenses in the consolidated statements of operations.
g) Debt Issuance Costs, Premiums and Discounts
Debt issuance costs, premiums and discounts are amortized into Interest expense over the terms of the related loan agreements using the effective interest method. Debt issuance costs, premiums and discounts related to non-revolving debt are presented on the consolidated balance sheets as a direct deduction from the carrying value of the associated debt liability. Debt issuance costs related to revolving credit facilities are presented on the consolidated balance sheets as Other non-current assets.
Refer to Note 9: Long-term Debt and Other Borrowings for additional information on debt issuance costs.
h) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to differences between carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that the new rate is enacted. A valuation allowance is established against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized in the future.
In determining the amount of current and deferred tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. New information may become available that causes the Company to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.
The provision for income taxes comprises current and deferred income tax expense and is recognized in the consolidated statements of operations. To the extent that the income taxes are for items recognized directly in equity, the related income tax effects are recognized in equity.
Refer to Note 12: Income Taxes for additional information on income taxes.
i) Cash and Cash Equivalents
Cash and cash equivalents comprise cash balances and highly-liquid investments with original maturities of three months or less. The carrying amount of cash equivalents approximates fair value. Checks issued but not presented to banks may result in book overdraft balances for accounting purposes, which are classified within short-term borrowings and the change as a component of financing cash flows. The Company also manages certain cash and cash equivalents as an agent for its property and facilities management clients. These amounts are not included in the accompanying consolidated balance sheets.
Restricted cash
Included in the accompanying consolidated balance sheets within Prepaid expenses and other current assets is restricted cash of $70.1 million and $62.3 million as of December 31, 2018 and 2017, respectively. These balances primarily consist of legally restricted deposits related to contracts entered into with others, including clients, in the normal course of business.
j) Trade and Other Receivables
Trade and other receivables are presented on the consolidated balance sheets net of estimated uncollectable amounts. On a periodic basis, the Company evaluates its receivables and establishes an allowance for doubtful accounts based on historical experience and other currently available information. The allowance reflects the Company’s best estimate of collectability risks on outstanding receivables.
Accounts Receivable Securitization Program
In March 2017, the Company entered into a revolving trade accounts receivables securitization program, which it has been amended from time to time (“A/R Securitization“). The Company records the transactions as sales of receivables, derecognizes such receivables from its Consolidated Financial Statements and records a receivable for the deferred purchase price of such receivables.
Refer to Note 16: Fair Value Measurements and Note 17: Accounts Receivable Securitization for additional information about the A/R Securitization.
k) Concentration of Credit Risk
Concentrations that potentially subject the Company to credit risk consist principally of trade receivables. Exposure to credit risk is influenced by the individual characteristics of each customer. New customers are analyzed individually for creditworthiness, considering credit ratings where available, financial position, past experience and other factors. The risk associated with this concentration is limited due to ongoing monitoring and the large number and geographic dispersion of customers.
l) Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation, or in the case of capital leases, at the present value of the future minimum lease payments. Costs include expenditures that are directly attributable to the acquisition of the asset and costs incurred to prepare the asset for its intended use. Direct costs for internally developed software are capitalized during the application development stage. All costs during the preliminary project stage are expensed as incurred. The costs capitalized include consulting, licensing and direct labor costs and are amortized upon implementation of the software in production over the useful life of the software.
Repair and maintenance costs are expensed as incurred.
Depreciation of property and equipment is computed on a straight-line basis over the asset’s estimated useful life. Assets held under capital leases are depreciated over the shorter of the lease term or their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term. The Company’s estimated useful lives are as follows:

Furniture and equipment	3 to 20 years
Leasehold improvements	2 to 19 years
Equipment under capital lease	Shorter of lease term or asset useful life
Software	1 to 10 years

The Company evaluates the reasonableness of the useful lives of property and equipment at least annually.
In addition, the Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If this review indicates that such assets are impaired, the impairment is recognized in the period the changes occur and represent the amount by which the carrying value exceeds the fair value.
m) Goodwill and Other Intangible Assets
Acquired identifiable assets, liabilities and any non-controlling interests are recorded at fair value at the date of acquisition. Any excess of the cost of the business combination over the fair value of those assets and liabilities is recognized as goodwill on the consolidated balance sheets.
Goodwill and indefinite-lived intangible assets are not amortized and are stated at cost. Definite-lived intangible assets are stated at cost less accumulated amortization.
Amortization of definite-lived intangible assets is recognized in the consolidated statements of operations on a straight-line basis over the estimated useful lives of intangible assets. The Company evaluates the reasonableness of the useful lives of these intangibles at least annually.
n) Impairment of Long-lived Assets
Goodwill and indefinite-lived intangible assets are tested for impairment annually, or more frequently if events or changes in circumstances indicate that they may be impaired.
On an annual basis, the Company assesses whether the fair value of a reporting unit (“RU”) is less than its carrying amount by performing a qualitative assessment ("step zero") or quantitative assessment. The Company can either elect to perform the step zero assessment first and then proceed with the quantitative impairment test if it is more likely than not that the fair value of the RU is less than its carrying amount, or the Company can perform just the quantitative assessment. If the Company determines the quantitative impairment test is required, the estimated fair value of the RU is compared to its carrying amount, including goodwill. If the estimated fair value of a RU exceeds its carrying value, goodwill is not considered to be impaired. If the carrying amount exceeds the estimated fair value, an impairment loss is recognized equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill.
The Company has elected an annual goodwill impairment assessment date of October 1, and for the impairment test performed on October 1, 2018, the Company concluded that there were no indications of impairment.
The Company records an impairment loss for other definite and indefinite-lived intangible assets if the fair value of the asset is less than the asset’s carrying amount. No material impairments of intangible assets were recognized during any of the periods presented. Refer to Note 6: Goodwill and Other Intangible Assets for additional information regarding the Company's intangible assets.
o) Accrued Claims and Settlements
The Company is subject to various claims and contingencies related to lawsuits. A liability is recorded for claims and legal costs when risk of loss is probable and estimable.
The Company self-insures for various risks, including workers’ compensation and medical in some states. A liability is recorded for the Company’s obligations for both reported and incurred but not reported ("IBNR") insurance claims through assessments based on prior claims history. In addition, in the U.S. and Canada, the Company is self-insured against errors and omissions (“E&O”) claims through a primary insurance layer provided by its 100%-owned, consolidated, captive insurance subsidiary, Nottingham Indemnity, Inc., and an excess layer provided through a third-party insurance carrier. See Note 14: Commitments and Contingencies for additional information.
p) Derivatives and Hedging Activities
From time to time, the Company enters into derivative financial instruments, including foreign exchange forward contracts and interest rate swap or cap agreements, to manage its exposure to foreign exchange rate and interest rate risks. The Company views derivative financial instruments as a risk management tool and, accordingly, does not use derivatives for trading or speculative purposes. Derivatives are initially recognized at fair value at the date the derivative contracts are executed and are subsequently remeasured to their fair value at the end of each reporting period. The resulting gain or loss is recognized in the consolidated statements of operations immediately unless the derivative is designated and effective as a hedging instrument, in which case hedge accounting is applied. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge.
Hedge accounting is discontinued when the Company revokes the hedging relationship, when the hedging instrument expires or is sold, terminated or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in Other comprehensive income/(loss), net of applicable income taxes and accumulated in equity at that time, remains in equity and is recognized when the forecasted transaction is ultimately recognized in earnings. When a forecasted transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in earnings.
Refer to Note 8: Derivative Financial Instruments and Hedging Activities for additional information on derivative instruments.
q) Comprehensive Income (Loss)
Comprehensive income (loss) comprises net income and changes in equity that are excluded from net income, such as foreign currency translation adjustments, unrealized actuarial gains and losses relating to the defined benefit pension plans, and unrealized gains and losses on derivatives designated as cash flow and net investment hedges, included related tax effects.
r) Foreign Currency Transactions
Foreign currency transactions are recorded in the functional currency at the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are recorded in the functional currency at the foreign exchange rate at that date, which may result in a foreign currency gain or loss.
Foreign currency gains or losses are recognized in the consolidated statements of operations, except for differences arising on the retranslation of a financial liability designated as a hedge of the net investment in a foreign operation, or qualifying cash flow hedges, which are recognized in Other comprehensive income/(loss) and accumulated within equity. For the years ended December 31, 2018, 2017 and 2016, foreign currency transactions resulted in losses of $5.6 million and gains of $2.6 million and $6.1 million, respectively, and were recognized within Cost of services and Operating, administrative, and other expenses in the consolidated statements of operations.
Foreign Currency Translation
The assets and liabilities of foreign operations are translated into U.S. dollars at the balance sheet date. Income and expense items are translated at the monthly average rates. Translation adjustments are included in Accumulated other comprehensive income (loss).
s) Leases
The Company enters into various leasing arrangements in which it is the lessee. For operating leases, lease expense is recorded on a straight-line basis over the non-cancellable lease term. Lease incentives received are offset against the total lease expense and recognized over the lease term on a straight-line basis. Deferred lease incentive liabilities were $7.7 million and $6.0 million included in Other current liabilities and $44.6 million and $49.2 million included in Other non-current liabilities as of December 31, 2018 and 2017, respectively. Capital leases are recorded at the lower of the fair value of the leased asset or the present value of future minimum lease payments. Minimum lease payments are apportioned between the interest charge and reduction of the outstanding liability. Refer to Note 14: Commitments and Contingencies for additional information on leases.
t) Share-based Payments
The Company grants stock options and restricted stock awards to employees under both the Management Equity Investment and Incentive Plan ("MEIP"), and the 2018 Omnibus Plans. The grant date fair value of awards granted to employees is recognized as compensation expense using the straight-line vesting method over the vesting period, with a corresponding increase in equity or liabilities, depending on the balance sheet classification. The Company also from time to time, grants such awards to non-employees. Such awards are accordingly marked-to-market at the end of each reporting period.
Refer to Note 13: Stock-based Payments for additional information on the Company’s stock-based compensation plans.
u) Employee Benefits
The Company’s defined benefit pension plans are actuarially evaluated, incorporating various critical assumptions including the discount rate and the expected rate of return on plan assets. Any difference between actual and expected plan experience, including asset return experience, in excess of a 10% corridor is recognized in net periodic pension cost over the expected average employee future service period. Other assumptions involve demographic factors such as retirement age, mortality, attrition and the rate of compensation increases. The Company evaluates these assumptions annually and modifies them as appropriate.
Refer to Note 10: Employee Benefits for additional information on actuarial assumptions.
v) Recently Issued Accounting Pronouncements
The Company has adopted the following new accounting standards that have been recently issued:
Revenue Recognition
In May 2014, the Financial Accounting Standards Board ("FASB") and the International Accounting Standards Board issued a converged standard on recognition of revenue from contracts with customers, Accounting Standard Update ("ASU") No. 2014-09, Revenue from Contracts with Customers (together with all subsequent amendments, "Topic 606"), which replaced most existing revenue recognition guidance under U.S. GAAP. The core principle of Topic 606 requires companies to reevaluate when revenue is recorded on a transaction based upon newly defined criteria, either at a point in time or over time as goods or services are delivered. Topic 606 requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and estimates, and changes in those estimates.
The Company adopted Topic 606 effective January 1, 2018 using the modified retrospective transition approach. Refer to Note 5: Revenue for the impact the adoption of these standards had on the Company's financial statements and related disclosures.
Stock Compensation
In May 2017, the FASB issued ASU No. 2017-09, Scope of Modification Accounting (Topic 718). The ASU amends the scope of modification accounting for stock-based payment awards. Under the new guidance, modification accounting is required only if the fair value, vesting conditions or classification of the award (as equity or liability) changes as a result of the change in terms. The Company adopted this standard effective January 1, 2018 on a prospective basis, with no material impact on its financial statements or related disclosures.
Pension Cost
In March 2017, the FASB issued ASU No. 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. The new guidance is intended to classify costs according to their nature and better align the effect of defined benefit plans on operating income with International Financial Reporting Standards. The ASU also provides additional direction on the components eligible for capitalization. The new guidance is required to be applied retrospectively for the change in income statement presentation, while the change in capitalized benefit cost is to be applied prospectively. The ASU is effective for public companies for fiscal years beginning after December 15, 2017. The Company adopted this standard effective January 1, 2018 on a retrospective basis, reclassifying net periodic pension costs other than service cost to Other income, net. This standard had an immaterial impact on the audited consolidated statements of operations for the years ended December 31, 2018 and 2017.
Business Combinations
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations: Clarifying the Definition of a Business (Topic 805). The new guidance provides that when substantially all the fair value of the assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the asset is not a business. The Company adopted this standard effective January 1, 2018 on a prospective basis, with no material impact on the Company's financial statements and related disclosures.
Cash Flows
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The new guidance is intended to reduce the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The ASU requires the classification of eight specific cash flow issues identified under ASC 230 to be presented as either financing, investing or operating, or some combination thereof, depending upon the nature of the issue. The new guidance is required to be adopted retrospectively for all of the issues identified to each period presented. The ASU is effective for public companies for fiscal years beginning after December 15, 2017. The Company adopted this standard effective January 1, 2018 on a retrospective basis.
As a result of adoption, for the year ended December 31, 2017, the Company classified a cash inflow of $85.0 million as investing activities within the audited consolidated statement of cash flows and classified $41.9 million as Non-cash investing activities as disclosed in Note 18: Supplemental Cash Flow Information related to the Company's Accounts Receivable Securitization program (the "A/R Securitization"). Refer to Note 17: Accounts Receivable Securitization for additional information. The other changes required by ASU No. 2016-15 were immaterial to the statement of cash flows.
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The new guidance requires restricted cash to be presented with cash and cash equivalents in the statement of cash flows. The ASU is required to be adopted retrospectively and is effective for public companies for fiscal years beginning after December 15, 2017. The Company’s restricted cash balances are presented in the consolidated balance sheets within Prepaid expenses and other current assets. Under the new guidance, changes in the Company’s restricted cash will be classified as either operating activities or investing activities in the consolidated statements of cash flows, depending on the nature of the activities that gave rise to the restriction. The Company adopted this standard effective January 1, 2018 using the retrospective transition method.
Intangibles - Internal-Use Software
In August 2018, the FASB issued ASU 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40). The ASU clarifies and aligns the accounting for implementation costs for hosting arrangements with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This ASU is effective for public companies for annual reporting periods and interim periods within those annual periods beginning after December 15, 2019. The Company has early adopted this standard effective July 1, 2018 on a prospective basis, with no material impact on its financial statements and related disclosures.
The following recently issued accounting standards are not yet required to be reflected in the Consolidated Financial Statements of the Company:
Leases
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The ASU will replace most existing lease guidance under U.S. GAAP when it becomes effective. The new guidance requires a lessee to record a right of use (“ROU”) asset and a corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. Companies will recognize expenses for real estate related leases on the statements of operations in a manner similar to current accounting guidance and, for lessors, the guidance remains substantially similar to current U.S. GAAP.
In July 2018, the FASB issued two additional amendments that affect the guidance issued in ASU 2016-02 as described in the following updates ASU 2018-10, Codification Improvements to Topic 842, Leases and ASU 2018-11, Leases (Topic 842): Targeted Improvements. The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in ASU 2016-02. The amendments in ASU 2018-11 provide an alternative (and optional) transition method that allows entities to apply the transition provisions in ASU 2016-02 at the adoption date instead of at the earliest comparative period presented in the financial statements. The Company is electing to use the optional transition method. The new guidance is effective for public companies for annual reporting periods and interim periods within those annual periods beginning after December 15, 2018, with early adoption permitted. Upon adoption, the Company will not revise comparative financial statements or disclosures.
The Company has completed the identification of the operating lease portfolio, which is primarily comprised of real estate, motor vehicle and IT equipment leases. Upon adoption, the Company expects to recognize operating lease ROU assets ranging from $515.0 million to $565.0 million and lease liabilities ranging from $595.0 million to $645.0 million. In addition, the Company has made accounting policy elections for certain practical expedients offered by the new guidance, such as the practical expedients to not reassess lease classification, lease term or initial direct costs for the existing lease portfolio, as well as to not separate lease and non-lease components and to exclude short-term leases from the ROU assets and lease liabilities. Furthermore, the Company will utilize the portfolio approach in selecting the discount rate used to discount future minimum lease payments for the calculation of the ROU assets and operating lease liabilities for certain equipment leases.
Financial Instruments
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), which replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses. The new guidance is intended to improve information about the expected credit losses on financial instruments. The ASU is required to be applied through a modified-retrospective approach through a cumulative-effect adjustment to Retained earnings as of the beginning of the first reporting period in which the guidance is effective. The new guidance is effective for public companies for the fiscal years beginning after December 15, 2019. Early adoption is permitted as of the fiscal year beginning after December 31, 2018. The Company is currently evaluating the effect the guidance will have on its Consolidated Financial Statements.
Derivatives and Hedging
In August 2017, the FASB issued ASU No. 2017-12, Targeted Improvements to Accounting for Hedging Activities (Topic 815). The new guidance eliminates the requirement to separately measure and report hedge ineffectiveness and is intended to reduce the complexity of applying hedge accounting by simplifying the designation and measurement of hedging instruments. The ASU is required to be applied retrospectively to eliminate the separate measurement of ineffectiveness through a cumulative-effect adjustment to Accumulated other comprehensive income with a corresponding adjustment to the opening balance of retained earnings. The ASU is effective for public companies for fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the effect, if any, that the ASU will have on its Consolidated Financial Statements.
Income Taxes
In February 2018, the FASB issued ASU No. 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The new guidance allows a reclassification from accumulated other comprehensive income to retained earnings for any stranded tax effects resulting from the H.R. 1, Tax Cuts and Jobs Act ("the Tax Act") that was enacted on December 22, 2017. The new guidance is effective for public companies for annual reporting periods and interim periods within those annual periods beginning after December 15, 2018. The ASU will not have a material impact on the Company's financial statements and related disclosures.
Stock Compensation
In June 2018, the FASB issued ASU No. 2018-07, Compensation - Stock Compensation: Improvements to Nonemployee Share-Based Payment Accounting (Topic 718). The ASU supersedes ASC 505-50, Equity-Based Payments to Non-Employees and expands the scope of Topic 718 to include stock-based payments granted to non-employees. Under the new guidance, the measurement date and performance and vesting conditions for stock-based payments to non-employees are aligned with those of employees, most notably aligning the award measurement date with the grant date of an award. The new guidance is required to be adopted using the modified retrospective transition approach and is effective for public companies for annual reporting periods and interim periods within those annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the effect, if any, that the ASU will have on its financial statements and related disclosures.
Fair Value
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The ASU modifies the disclosure requirements in Topic 820 by removing certain disclosure requirements related to the fair value hierarchy, modifying existing disclosure requirements related to measurement uncertainty and adding new disclosure requirements, such as disclosing the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and disclosing the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This ASU is effective for public companies for annual reporting periods and interim periods within those annual periods beginning after December 15, 2019. The Company is currently evaluating the effect, if any, that the ASU will have on its financial statements and related disclosures.
Retirement Benefit Plans
In August 2018, the FASB issued ASU 2018-14, Compensation - Retirement Benefits - Defined Benefit Plans - General (Topic 715-20): Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans. The ASU modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. This ASU is effective for public companies for annual reporting periods and interim periods within those annual periods beginning after December 15, 2020. The Company is currently evaluating the effect, if any, that the ASU will have on its financial statements and related disclosures.
Consolidation
In October 2018, the FASB issued ASU 2018-17, Targeted Improvements to Related Party Guidance for Variable Interest Entities Consolidation (Topic 810). This ASU amends the guidance surrounding the assessment and consolidation of variable interest entities. This ASU is effective for public companies for annual reporting periods and interim periods within those annual periods beginning after December 15, 2019. The Company is currently evaluating the effect, if any, that the ASU will have on its financial statements and related disclosures.
w) Change in Accounting Principle - Stock-based Compensation
In the fourth quarter of 2018, the Company changed its policy for recognizing stock-based compensation expense for awards with service conditions only from the graded attribution method to the straight-line attribution method. The Company views these awards as single awards and believes that the straight-line method of accounting more accurately reflects the pattern of service provided by the employee. Additionally, based on research and analysis, the Company believes the straight-line attribution method for stock-based compensation expense for service condition-only awards is the predominant method used in its industry. For these reasons, the Company has concluded that the straight-line attribution method for stock-based compensation is a preferable accounting policy in accordance with ASC 250, Accounting Changes and Error Corrections. We have applied this change retrospectively adjusting all periods presented.
The following tables present the effect of the change in accounting policy and its impact on key components of the Company’s consolidated financial statements:

	Year ended December 31, 2018
	As Computed Under Graded Attribution Method	As Computed Under Straight-line Attribution Method	Effect of Change
Revenue	$8,219.9	$8,219.9	$—
Costs and expenses:
Cost of services (exclusive of depreciation and amortization)	6,640.0	6,642.4	(2.4)
Operating, administrative and other	1,278.2	1,271.1	7.1
Depreciation and amortization	290.0	290.0	—
Restructuring, impairment and related charges	3.8	3.8	—
Total costs and expenses	8,212.0	8,207.3	4.7
Operating income	7.9	12.6	(4.7)
Interest expense, net of interest income	(228.8)	(228.8)	—
Earnings from equity method investments	1.9	1.9	—
Other income, net	3.5	3.5	—
Loss before income taxes	(215.5)	(210.8)	(4.7)
Benefit from income taxes	(26.1)	(25.0)	(1.1)
Net loss	(189.4)	$(185.8)	$(3.6)
Less: Net loss attributable to non-controlling interests	—	—	—
Net loss attributable to the Company	$(189.4)	$(185.8)	$(3.6)

Basic and diluted loss per share:
Loss per share attributable to common shareholders	$(1.11)	$(1.09)	$0.02
Weighted average shares outstanding for basic and diluted loss per share	171.2	171.2	—

	Year ended December 31, 2017
	As Reported Under Graded Attribution Method	As Adjusted Under Straight-line Attribution Method	Effect of Change
Revenue	$6,923.9	$6,923.9	$—
Costs and expenses:
Cost of services (exclusive of depreciation and amortization)	5,639.6	5,639.8	(0.2)
Operating, administrative and other	1,155.4	1,156.1	(0.7)
Depreciation and amortization	270.6	270.6	—
Restructuring, impairment and related charges	28.5	28.5	—
Total costs and expenses	7,094.1	7,095.0	(0.9)
Operating loss	(170.2)	(171.1)	0.9
Interest expense, net of interest income	(183.1)	(183.1)	—
Earnings from equity method investments	1.4	1.4	—
Other income, net	11.0	11.0	—
Loss before income taxes	(340.9)	(341.8)	0.9
Benefit from income taxes	(120.4)	(120.5)	0.1
Net loss	$(220.5)	$(221.3)	$0.8

Basic and diluted loss per share:
Loss per share attributable to common shareholders	$(1.53)	$(1.54)	$(0.01)
Weighted average shares outstanding for basic and diluted loss per share	143.9	143.9	—

	Year ended December 31, 2016
	As Reported Under Graded Attribution Method	As Adjusted Under Straight-line Attribution Method	Effect of Change
Revenue	$6,215.7	$6,215.7	$—
Costs and expenses:
Cost of services (exclusive of depreciation and amortization)	5,076.7	5,067.8	8.9
Operating, administrative and other	1,159.7	1,150.6	9.1
Depreciation and amortization	260.6	260.6	—
Restructuring, impairment and related charges	32.1	32.1	—
Total costs and expenses	6,529.1	6,511.1	18.0
Operating loss	(313.4)	(295.4)	(18.0)
Interest expense, net of interest income	(171.8)	(171.8)	—
Earnings from equity method investments	5.9	5.9	—
Other income, net	2.4	2.4	—
Loss before income taxes	(476.9)	(458.9)	(18.0)
Benefit from income taxes	(27.4)	(24.3)	(3.1)
Net loss	(449.5)	$(434.6)	$(14.9)
Less: Net loss attributable to non-controlling interests	(0.4)	(0.4)	—
Net loss attributable to the Company	$(449.1)	$(434.2)	$(14.9)

Basic and diluted loss per share:
Loss per share attributable to common shareholders	$(3.18)	$(3.07)	$0.11
Weighted average shares outstanding for basic and diluted loss per share	141.4	141.4	—

	As of December 31, 2018
	As Computed Under Graded Attribution Method	As Computed Under Straight-line Attribution Method	Effect of Change
Deferred tax assets	$89.6	$84.0	$5.6

Shareholders' Equity:
Ordinary shares	$21.7	$21.7	$—
Additional paid-in capital	2,817.0	2,791.2	25.8
Accumulated deficit	(1,318.6)	(1,298.4)	(20.2)
Accumulated other comprehensive loss	(154.4)	(154.4)	—
Total equity	1,365.7	$1,360.1	$5.6

	As of December 31, 2017
	As Reported Under Graded Attribution Method	As Adjusted Under Straight-line Attribution Method	Effect of Change
Deferred tax assets	$71.1	$66.6	$4.5

Shareholders' Equity:
Ordinary shares	$1,451.3	1,451.3	—
Additional paid-in capital	305.0	283.8	21.2
Accumulated deficit	(1,165.2)	(1,148.5)	(16.7)
Accumulated other comprehensive loss	(87.2)	(87.2)	—
Total equity	$503.9	$499.4	$4.5
As a result of the change in accounting principle, additional paid-in capital and accumulated deficit as of January 1, 2016 decreased from $191.2 million and $495.6 million, respectively, as originally reported using the graded attribution method, to $187.2 million and $493.0 million, respectively, using the straight-line method.

	Year ended December 31, 2018
	As Computed Under Graded Attribution Method	As Computed Under Straight-line Attribution Method	Effect of Change
Cash flows from operating activities
Net loss	$(189.4)	$(185.8)	$(3.6)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization	290.0	290.0	—
Impairment charges	2.7	2.7	—
Unrealized foreign exchange loss (gain)	8.4	8.4	—
Stock-based compensation	86.6	81.9	4.7
Loss on debt extinguishment	50.4	50.4	—
Amortization of debt issuance costs	12.5	12.5	—
Change in deferred taxes	(60.0)	(58.9)	(1.1)
Bad debt expense	21.7	21.7	—
Other non-cash operating activities	(3.6)	(3.6)	—
Changes in assets and liabilities:			—
Trade and other receivables	(235.5)	(235.5)	—
Income taxes payable	(19.6)	(19.6)	—
Prepaid expenses and other current assets	(26.9)	(26.9)	—
Other non-current assets	84.6	84.6	—
Accounts payable and accrued expenses	74.9	74.9	—
Accrued compensation	117.8	117.8	—
Other current and non-current liabilities	(216.8)	(216.8)	—
Net cash used in operating activities	$(2.2)	$(2.2)	$—

	Year ended December 31, 2017
	As Reported Under Graded Attribution Method	As Adjusted Under Straight-line Attribution Method	Effect of Change
Cash flows from operating activities
Net loss	$(220.5)	$(221.3)	$0.8
Reconciliation of net loss to net cash used in operating activities:			—
Depreciation and amortization	270.6	270.6	—
Unrealized foreign exchange loss (gain)	(7.3)	(7.3)	—
Stock-based compensation	51.4	52.4	(1.0)
Amortization of debt issuance costs	16.5	16.5	—
Gain on pension curtailment	(10.0)	(10.0)	—
Change in deferred taxes	(170.1)	(170.3)	0.2
Bad debt expense	3.9	3.9	—
Other non-cash operating activities	7.0	7.0	—
Changes in assets and liabilities:			—
Trade and other receivables	(173.4)	(173.4)	—
Income taxes payable	10.1	10.1	—
Prepaid expenses and other current assets	(17.6)	(17.6)	—
Other non-current assets	44.0	44.0	—
Accounts payable and accrued expenses	42.6	42.6	—
Accrued compensation	98.4	98.4	—
Other current and non-current liabilities	58.8	58.8	—
Net cash used in operating activities	$4.4	$4.4	$—

	Year ended December 31, 2016
	As Reported Under Graded Attribution Method	As Adjusted Under Straight-line Attribution Method	Effect of Change
Cash flows from operating activities
Net loss	(449.5)	$(434.6)	$(14.9)
Reconciliation of net loss to net cash used in operating activities:			—
Depreciation and amortization	260.6	260.6	—
Impairment charges	2.6	2.6	—
Unrealized foreign exchange loss (gain)	(10.7)	(10.7)	—
Stock-based compensation	66.9	49.0	17.9
Amortization of debt issuance costs	12.6	12.6	—
Fees incurred in conjunction with debt modification	(3.7)	(3.7)	—
Change in deferred taxes	(63.1)	(60.1)	(3.0)
Bad debt expense	11.9	11.9	—
Other non-cash operating activities	1.2	1.2	—
Changes in assets and liabilities:			—
Trade and other receivables	(146.9)	(146.9)	—
Income taxes payable	2.7	2.7	—
Prepaid expenses and other current assets	18.4	18.4	—
Other non-current assets	(137.6)	(137.6)	—
Accounts payable and accrued expenses	118.3	118.3	—
Accrued compensation	11.0	11.0	—
Other current and non-current liabilities	(29.8)	(29.8)	—
Net cash used in operating activities	$(335.1)	$(335.1)	$—